Acquisitions (Tables)	12 Months Ended			6 Months Ended
	Jan. 31, 2012 Acquisitions During Fiscal 2010	Jan. 31, 2012 Maggie's	Jan. 31, 2012 Mattress Giant Corporation	Jul. 31, 2012 Mattress Giant
Acquisitions
Schedule of allocation of the purchase price to the assets and liabilities of the acquisitions

	Maggie's	Peak and Other	Total
Current assets	$4,024	$970	$4,994
Property and equipment	784	3,103	3,887
Goodwill	11,130	2,978	14,108
Other noncurrent assets	3,319	66	3,385
Current liabilities	(2,148)	(763)	(2,911)
Other noncurrent liabilities	(1,375)	(290)	(1,665)

Total assets acquired, net of liabilities assumed	15,734	6,064	21,798
Reconciliation to cash used in acquisitions:
Contingent payment obligation	—	(1,980)	(1,980)
Seller notes issued	(7,200)	—	(7,200)
Cash of acquired businesses	(1,769)	(87)	(1,856)

Cash used in acquisitions, net of cash acquired	$6,765	$3,997	$10,762

Current assets	$3,815
Property and equipment	1,414
Goodwill	3,165
Intangible assets	150
Other noncurrent assets	81
Current liabilities	(404)
Other noncurrent liabilities	(363)

Cash used in acquisitions, net of cash acquired	$7,858

Accounts receivable	$2,909
Inventories	5,167
Prepaid expenses and other current assets	2,819
Property, plant and equipment	3,043
Goodwill	43,000
Intangible assets	5,119
Deferred tax asset	4,255
Security deposits	640
Accounts payable	(12,896)
Accrued liabilities	(7,693)
Customer deposits	(1,559)
Other noncurrent liabilities	(820)

Cash used in acquisition, net of cash acquired	$43,984

Schedule of consolidated financial information of the company on a pro forma basis

	Fiscal 2009			Fiscal 2010
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$432,250	$21,873	$454,123	$494,115	$20,341	$514,456
Net income (loss)	(4,673)	165	(4,508)	349	147	496
Diluted net income (loss) per common share	$(0.21)	$0.01	$(0.20)	$0.02	$—	$0.02

	Twenty-Six Weeks Ended August 2, 2011			Twenty-Six Weeks Ended July 31, 2012
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$331,838	$64,434	$396,272	$471,832	$31,825	$503,657
Net income	4,665	1,941	6,606	19,821	1,479	21,300
Diluted net income per common share	$0.21	$0.08	$0.29	$0.59	$0.04	$0.63